Other non-current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other non-current liabilities
Deposits received from franchisees	¥ 129,101		¥ 107,034
Deferred rent			204,056
Asset retirement obligations (Note 2(t))	3,773		3,597
Others	8,889		2,920
Total	¥ 141,763	$ 20,554	¥ 317,607